Fair value measurement - Schedule of assets and liabilities measured at fair value (Details) £ in Millions, $ in Millions	Sep. 30, 2026 GBP (£)	Sep. 30, 2026 USD ($)	Mar. 31, 2026 GBP (£)	Sep. 30, 2025 GBP (£)	Mar. 31, 2025 GBP (£)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 5,072		£ 3,587
Financial liabilities	(1,385)		(1,018)
Total	3,687		2,569
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,341		1,914
Financial liabilities	0		0
Total	2,341		1,914
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,059		1,187
Financial liabilities	(1,321)		(919)
Total	(262)		268
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,672		486
Financial liabilities	(64)		(99)
Total	1,608		387	£ 385	£ 323
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(1,272)		(950)
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0		0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(1,231)		(864)
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(41)		(86)
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(113)		(68)
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0		0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(90)		(55)
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(23)		(13)
Investments held at fair value through profit and loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,978		2,364
Investments held at fair value through profit and loss | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,341		1,914
Investments held at fair value through profit and loss | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0		0
Investments held at fair value through profit and loss | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,637		450
Investments held at fair value through profit and loss | Level 3 | Joulent LLC
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	952	$ 1,263
Investments held at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	374		385
Investments held at fair value through other comprehensive income | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0		0
Investments held at fair value through other comprehensive income | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	374		385
Investments held at fair value through other comprehensive income | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0		0
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	572		717
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0		0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	551		691
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	21		26
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	148		121
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0		0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	134		111
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 14		£ 10